Debt and Equity Securities - Held-To-Maturity, Maturity, without Single Maturity Date (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 32,480
Gross Unrealized Gains	97
Gross Unrealized Losses	466
Estimated Market Value	32,111
Mortgage-backed securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	9,886
Gross Unrealized Gains	31
Gross Unrealized Losses	156
Estimated Market Value	9,761
Obligations of states and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	22,594
Gross Unrealized Gains	66
Gross Unrealized Losses	310
Estimated Market Value	$ 22,350